Property, plant and equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property, plant and equipment
Amount at beginning of the year	R 198,021	R 227,645
Additions	22,613	16,022	R 38,092
Additions, to sustain existing operations	20,915	14,801
Additions, to expand operations	1,698	1,221
Net reclassification (to)/from other assets		46
Reduction in rehabilitation provisions capitalised	(484)	(2,425)
Establishment of joint operation		29,563
Disposal of business		(6,607)
Finance costs capitalised	740	880
Projects/assets capitalised or reclassified	(248)	(470)
Reclassification from/(to) held for sale		(1,689)
Reclassification to held for sale	(472)
Translation of foreign operations	15,037	(21,034)
Disposals and scrapping	(3,802)	(457)
Current year depreciation charge	(11,532)	(14,920)
Net impairment of property, plant and equipment	1,435	(28,533)
Amount at end of the year	221,308	R 198,021	227,645
Gemini HDPE LLC
Property, plant and equipment
Proportion of equity interest disposed of		50.00%
Cost
Property, plant and equipment
Amount at beginning of the year	432,779	R 465,723
Amount at end of the year	462,253	432,779	465,723
Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(234,758)	(238,078)
Amount at end of the year	(240,945)	(234,758)	(238,078)
Land
Property, plant and equipment
Amount at beginning of the year	3,871	5,591
Additions	20	18
Additions, to sustain existing operations	20	18
Net reclassification (to)/from other assets		(2)
Establishment of joint operation		325
Disposal of business		(1,399)
Projects/assets capitalised or reclassified	(170)	73
Reclassification from/(to) held for sale		98
Reclassification to held for sale	(51)
Translation of foreign operations	407	(775)
Disposals and scrapping	(10)	(2)
Net impairment of property, plant and equipment	(57)	(56)
Amount at end of the year	4,010	3,871	5,591
Land | Cost
Property, plant and equipment
Amount at beginning of the year	4,145	5,844
Amount at end of the year	4,357	4,145	5,844
Land | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(274)	(253)
Amount at end of the year	(347)	(274)	(253)
Buildings and improvements
Property, plant and equipment
Amount at beginning of the year	11,554	11,954
Additions	80	4
Additions, to sustain existing operations	75
Additions, to expand operations	5	4
Net reclassification (to)/from other assets		56
Reduction in rehabilitation provisions capitalised		(4)
Establishment of joint operation		1,097
Disposal of business		(632)
Projects/assets capitalised or reclassified	(445)	837
Reclassification from/(to) held for sale		349
Reclassification to held for sale	(22)
Translation of foreign operations	908	(1,457)
Disposals and scrapping	(533)	(19)
Current year depreciation charge	(434)	(537)
Net impairment of property, plant and equipment	13	(94)
Amount at end of the year	11,121	11,554	11,954
Buildings and improvements | Cost
Property, plant and equipment
Amount at beginning of the year	20,462	21,418
Amount at end of the year	21,466	20,462	21,418
Buildings and improvements | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(8,908)	(9,464)
Amount at end of the year	(10,345)	(8,908)	(9,464)
Plant, equipment and vehicles
Property, plant and equipment
Amount at beginning of the year	128,986	152,255
Additions	701	1,063
Additions, to sustain existing operations	671	948
Additions, to expand operations	30	115
Net reclassification (to)/from other assets		(750)
Reduction in rehabilitation provisions capitalised	(33)	(55)
Establishment of joint operation		28,079
Disposal of business		(4,544)
Projects/assets capitalised or reclassified	17,482	11,918
Reclassification from/(to) held for sale		(711)
Reclassification to held for sale	(340)
Translation of foreign operations	13,527	(18,327)
Disposals and scrapping	(2,565)	(184)
Current year depreciation charge	(8,599)	(11,080)
Net impairment of property, plant and equipment	1,416	(28,678)
Amount at end of the year	150,575	128,986	152,255
Plant, equipment and vehicles | Cost
Property, plant and equipment
Amount at beginning of the year	334,432	325,837
Amount at end of the year	356,420	334,432	325,837
Plant, equipment and vehicles | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(205,446)	(173,582)
Amount at end of the year	(205,845)	(205,446)	(173,582)
Mineral assets
Property, plant and equipment
Amount at beginning of the year	27,476	30,043
Additions	58	43
Additions, to sustain existing operations	58	43
Net reclassification (to)/from other assets		20
Reduction in rehabilitation provisions capitalised	(56)	(1,401)
Disposal of business		(1)
Projects/assets capitalised or reclassified	88	2,654
Reclassification from/(to) held for sale		(981)
Translation of foreign operations		98
Disposals and scrapping	(87)	(49)
Current year depreciation charge	(2,499)	(3,303)
Net impairment of property, plant and equipment		353
Amount at end of the year	24,980	27,476	30,043
Mineral assets | Cost
Property, plant and equipment
Amount at beginning of the year	47,606	84,822
Amount at end of the year	49,388	47,606	84,822
Mineral assets | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(20,130)	(54,779)
Amount at end of the year	(24,408)	(20,130)	(54,779)
Assets under construction
Property, plant and equipment
Amount at beginning of the year	26,134	27,802
Additions	21,754	14,894
Additions, to sustain existing operations	20,091	13,792
Additions, to expand operations	1,663	1,102
Net reclassification (to)/from other assets		722
Reduction in rehabilitation provisions capitalised	(395)	(965)
Establishment of joint operation		62
Disposal of business		(31)
Finance costs capitalised	740	880
Projects/assets capitalised or reclassified	(17,203)	(15,952)
Reclassification from/(to) held for sale		(444)
Reclassification to held for sale	(59)
Translation of foreign operations	195	(573)
Disposals and scrapping	(607)	(203)
Net impairment of property, plant and equipment	63	(58)
Amount at end of the year	30,622	26,134	27,802
Assets under construction | Cost
Property, plant and equipment
Amount at beginning of the year	26,134	27,802
Amount at end of the year	R 30,622	R 26,134	R 27,802